NET SALES (Tables)	12 Months Ended
Dec. 31, 2022
NET SALES
Analysis of Revenue from Continuing Operations
	December 31, 2022	December 31, 2021	December 31, 2020
Gross revenue from sales
of products and services	46,391,989	30,317,755	24,040,536
Construction revenue	1,217,818	1,020,176	885,630
Indirect taxes and deductions	(7,872,439)	(5,472,930)	(4,488,331)
Net sales	39,737,368	25,865,001	20,437,835

Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition

In the following table, revenue is disaggregated by products and service lines and timing of revenue recognition:

	December 31, 2022	December 31, 2021	December 31, 2020
At a point in time
Natural gas distribution	18,268,994	10,447,312	7,372,957
Electricity trading	238,544	620,495	775,479
Lubricants and base oil	8,690,659	5,546,093	4,283,704
Leasing and sale of properties	834,616	—	—
Other	418,847	277,571	59,923
	28,451,660	16,891,471	12,492,063
Over time
Railroad transportation services	9,503,965	7,103,706	6,680,307
Port elevation	337,543	335,965	285,852
Construction revenue	1,217,818	1,020,176	885,630
Services rendered	289,418	566,364	131,871
	11,348,744	9,026,211	7,983,660

Elimination	(63,036)	(52,681)	(37,888)
Total	39,737,368	25,865,001	20,437,835